Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
Inventories - Schedule of Inventories, Current	Inventories consisted of the following:
	As at December 31,	As at December 31,
USD'000	2024	2023
Raw materials	764	1,025
Work in progress	482	4,206
Finished goods	172	-
Total inventories	1,418	5,231